Total Equity - Preferred Shares (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares
Total Equity
Redemption price per share | $ / shares			$ 25	$ 25
Dividends paid, other shares	$ 24.5	$ 48.6
Preferred shares
Total Equity
Stated capital	231.7	1,108.2
Liquidation preference per share (in dollars per share) | $ / shares			$ 25
Carrying value	876.5	227.3
Redemption cost	689.4	173.8
Gain recognized in equity (in net changes in capitalization)	187.1	53.5
Dividends paid, other shares	$ 24.5	$ 48.6
Series C
Total Equity
Number of shares redeemed | shares		7,515,642
Carrying value		$ 170.8
Redemption cost		130.6
Gain recognized in equity (in net changes in capitalization)		$ 40.2
Series D
Total Equity
Number of shares redeemed | shares		2,484,358
Carrying value		$ 56.5
Redemption cost		43.2
Gain recognized in equity (in net changes in capitalization)		$ 13.3
Series E
Total Equity
Number of shares redeemed | shares	5,440,132
Carrying value	$ 124.5
Redemption cost	94.5
Gain recognized in equity (in net changes in capitalization)	$ 30.0
Series F
Total Equity
Number of shares redeemed | shares	2,099,046
Carrying value	$ 48.0
Redemption cost	36.5
Gain recognized in equity (in net changes in capitalization)	$ 11.5
Series G
Total Equity
Number of shares redeemed | shares	7,719,843
Carrying value	$ 182.1
Redemption cost	138.7
Gain recognized in equity (in net changes in capitalization)	$ 43.4
Series H
Total Equity
Number of shares redeemed | shares	2,280,157
Carrying value	$ 53.8
Redemption cost	41.0
Gain recognized in equity (in net changes in capitalization)	$ 12.8
Series I
Total Equity
Number of shares redeemed | shares	10,420,101
Carrying value	$ 250.5
Redemption cost	190.1
Gain recognized in equity (in net changes in capitalization)	$ 60.4
Series J
Total Equity
Number of shares redeemed | shares	1,579,899
Carrying value	$ 38.0
Redemption cost	28.8
Gain recognized in equity (in net changes in capitalization)	$ 9.2
Series K
Total Equity
Number of shares outstanding (in shares) | shares	9,500,000		9,500,000
Stated capital	$ 231.7		$ 237.5
Liquidation preference per share (in dollars per share) | $ / shares			$ 25
Fixed dividend rate per annum	5.05%
Fixed dividend rate (Percent)	3.51%		3.51%
Series L
Total Equity
Adjustment to floating rate basis for payment of dividends	3.51%		3.51%
Series M
Total Equity
Number of shares redeemed | shares	9,200,000
Carrying value	$ 179.6
Redemption cost	159.8
Gain recognized in equity (in net changes in capitalization)	$ 19.8